SCHEDULE OF INVENTORY (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 991,155	$ 337,971
Raw materials	6,369,992
Total inventory, net	$ 7,361,147	$ 337,971